Advisory and Administration Agreements and Other Transactions with Affiliates; Trustee Compensation; Other Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Advisory and Administration Agreements and Other Transactions with Affiliates; Trustee Compensation; Other Agreements	Management Agreement with our Manager
We have no employees. The personnel and various services we require to operate our business are provided to us by our Manager, pursuant to a management agreement, which provides for the day to day management of our operations by our Manager, subject to the oversight and direction of our Board of Trustees.
Prior Agreements with RMR Advisors

    Administration Agreement. Prior to its merger with our Manager on January 6, 2021, RMR Advisors LLC, or RMR Advisors, performed administrative functions for us pursuant to an administration agreement with us. RMR Advisors was also a party to a subadministration agreement with State Street Bank and Trust Company, or State Street, to perform substantially all fund accounting and other administrative services for us. Under the administration agreement, RMR Advisors was entitled to reimbursement of the cost of providing administrative services. On January 6, 2021, RMR Advisors merged with and into our Manager, with our Manager being the surviving entity, and our Manager assumed the administration agreement with us and the subadministration agreement with State Street. Each of those agreements was terminated, effective March 16, 2021. We incurred administration service fees of $24 for the three months ended March 31, 2020, all of which related to the subadministration service fees payable by RMR Advisors to State Street and reimbursable by us; we did not incur any additional administration service fees beyond those reimbursable amounts for that period.

    Investment Advisory Agreement. Prior to January 5, 2021, RMR Advisors provided us with a continuous investment program, made day to day investment decisions and generally managed our business affairs in accordance with our investment objectives and policies as a registered investment company pursuant to an investment advisory agreement. The investment advisory agreement was terminated on January 5, 2021 with our deregistration as an investment company. Pursuant to the investment advisory agreement, RMR Advisors was compensated at an annual rate of 0.85% of our average daily managed assets. We incurred advisory fees of $705 for the three months ended March 31, 2020 and for the period from January 1, 2021 to January 5, 2021, we incurred advisory fees of $22 which is included in base management fees in our condensed consolidated statement of operations. For the three months ended March 31, 2020, we incurred internal audit and compliance costs reimbursable to RMR Advisors of $34.

Current Management Agreement with our Manager

Effective January 5, 2021, our Manager provides services to us pursuant to a new management agreement. We recognized base management fees of $715 for the three months ended March 31, 2021. Pursuant to the terms of our management agreement, no management incentive fees are payable until the first full quarter following the effective date of the management agreement and, thereafter, any management incentive fees would be subject to our Manager earning those fees in accordance with the management agreement.

Our Manager, and not us, is responsible for the costs of its employees who provide services to us, including the cost of our Manager’s personnel who originate our loans, unless any such payment or reimbursement is specifically approved by a majority of our Independent Trustees, is a shared services cost or relates to awards made under any equity compensation plan adopted by us. We are required to pay or to reimburse our Manager and its affiliates for all other costs and expenses of our operations. Some of these overhead, professional and other services are provided by The RMR LLC Group, or RMR LLC, pursuant to a shared services agreement between our Manager and RMR LLC. We reimburse our Manager for shared services costs our Manager pays to RMR LLC. These reimbursements include an allocation of the cost of personnel employed by RMR LLC and our share of RMR LLC’s costs for providing our internal audit function. These shared services costs are subject to approval by a majority of our Independent Trustees at least annually. We incurred shared services costs of $352 payable to our Manager for the three months ended March 31, 2021. We include these amounts in reimbursement of shared services expenses or general and administrative expenses, as applicable, in our condensed consolidated statements of operations.

Contemporaneously with the execution of the Merger Agreement, we, TRMT and TRA entered into the TRA Letter Agreement, pursuant to which, on the terms and subject to conditions contained therein, we, TRMT and TRA have acknowledged and agreed that, effective upon consummation of the Merger, TRMT shall have terminated its management agreement with TRA, and TRA shall have waived its right to receive payment of the termination fee pursuant to such agreement. In consideration of this waiver, we have agreed that, effective upon consummation of the Merger and the termination of TRMT’s management agreement with TRA, certain of the expenses TRA had paid on behalf of TRMT pursuant to such management agreement will be included in the “Termination Fee” under and as defined in our existing management agreement with TRA. The TRA Letter Agreement further provides that such termination by TRMT and waiver by TRA shall apply only in respect of the Merger and will not apply in respect of any competing proposal or superior proposal (as those terms are defined in the Merger Agreement) or to any other transaction or arrangement. See Note 1 for further information regarding the TRA Letter Agreement and the Merger.

Note B

Advisory and Administration Agreements and Other Transactions with Affiliates; Trustee Compensation; Other Agreements

We had an investment advisory agreement with RMR Advisors LLC, or RMR Advisors, to provide us with a continuous investment program, to make day to day investment decisions and to generally manage our business affairs in accordance with our investment objectives and policies. This agreement was terminated on January 5, 2021 in connection with our deregistration as an investment company. Pursuant to this agreement, RMR Advisors was compensated at an annual rate of 0.85% of our average daily managed assets. Managed assets means our total assets less liabilities other than any indebtedness entered into for purposes of leverage. Thus, for purposes of calculating managed assets, our revolving credit facility and the liquidation preference of our preferred shares were not considered a liability and they were considered indebtedness entered into for purposes of leverage. We incurred advisory fees of $2,363,603 for the year ended December 31, 2020. On January 5, 2021, we terminated this investment advisory agreement and entered into a management agreement, or Management Agreement, with Tremont Realty Advisors LLC, or our Manager, effective January 5, 2021, or the Effective Date, to manage our day-to-day operations, subject to the oversight and direction of our Board of Trustees.

Under the terms of the Management Agreement:

1.

Base Management Fee: We are required to pay our Manager an annual base management fee equal to 1.5% of our equity, payable in cash quarterly (0.375% per quarter) in arrears. Under the Management Agreement, "equity" means (a) the sum of (i) our net asset value as of the Effective Date, plus (ii) the net proceeds received by us from any future sale or issuance of our shares of beneficial interest, plus (iii) our cumulative core earnings (as defined below) for the period commencing on the Effective Date to the end of the applicable most recent completed calendar quarter, less (b) (i) any distributions previously paid to holders of our common shares, (ii) any incentive fee previously paid to our Manager and (iii) any amount that we may have paid to repurchase our common shares. All items in the foregoing sentence (other than clause (a)(iii)) are calculated on a daily weighted average basis.

2.

Incentive Fee: Starting in the calendar quarter ending March 31, 2021, we are required to pay our Manager quarterly an incentive fee in arrears in cash equal to the difference between: (a) the product of (i) 20% and (ii) the difference between (A) our core earnings for the most recent 12 month period (or such lesser number of completed calendar quarters, if applicable), including the calendar quarter (or part thereof) for which the calculation of the incentive fee is being made, and (B) the product of (1) our equity in the most recent 12 month period (or such lesser number of completed calendar quarters, if applicable), including the calendar quarter (or part thereof) for which the calculation of the incentive fee is being made, and (2) 7% per year and (b) the sum of any incentive fees paid to our Manager with respect to the first three calendar quarters of the most recent 12 month period (or such lesser number of completed calendar quarters preceding the applicable period, if applicable). No incentive fee shall be payable with respect to any calendar quarter unless our core earnings for the 12 most recently completed calendar quarters (or such lesser number of completed calendar quarters from the Effective Date) in the aggregate is greater than zero. The incentive fee may not be less than zero.

3.

Termination Fee. In the event the Management Agreement is terminated by us without a cause event or by our Manager for a material breach, we will be required to pay our Manager a termination fee equal to (a) three times the sum of (i) the average annual base management fee and (ii) the average annual incentive fee, in each case paid or payable to our Manager during the 24 month period immediately preceding the most recently completed calendar quarter prior to the date of termination or, if such termination occurs within 24 months of its initial commencement, the base management fee and the incentive fee will be annualized for such two year period based on such fees earned by our Manager during the period from the Effective Date through the most recently completed calendar quarter prior to the termination date, plus (b) $1,600,000.  No termination fee will be payable if the Management Agreement is terminated by us for a cause event or by our Manager without our material breach.

4.

Expense Reimbursement. Our Manager will be responsible for the costs of our Manager’s employees who provide services to us, including the cost of our Manager’s personnel who originate our loans, unless any such payment or reimbursement is specifically approved by a majority of our Independent Trustees (as defined under our governing documents) or is a shared services cost. We are required to pay or to reimburse our Manager and its affiliates for all other costs and expenses of our operations, including but not limited to, the costs of rent, utilities, office furniture, equipment, machinery and other overhead type expenses, the costs of legal, accounting, auditing, tax planning and tax return preparation, consulting services, diligence costs related to our investments, investor relations expenses and other professional services, and other costs and expenses not specifically required under the management agreement to be borne by our Manager. Some of these overhead, professional and other services will be provided by The RMR Group LLC, or RMR LLC, pursuant to a shared services agreement between our Manager and RMR LLC. In addition, we will also pay our pro rata portion of internal audit costs incurred by RMR LLC on our behalf and on behalf of other public companies to which RMR LLC or its affiliates provides management services.

5.

Term and Termination. The initial term of the Management Agreement ends on December 31, 2023, and the agreement will automatically renew for successive one year terms beginning January 1, 2024 and each January 1 thereafter, unless it is sooner terminated upon written notice delivered no later than 180 days prior to a renewal date by the affirmative vote of at least two thirds (2/3) of our Independent Trustees based upon a determination that (a) our Managers’ performance is unsatisfactory and materially detrimental to us or (b) the base management fee and incentive fee, taken as a whole, payable to our Manager under the Management Agreement are not fair to us (provided that, in the instance of (b), our Manager will be afforded the opportunity to renegotiate the base management fee and incentive fee prior to termination). The Management Agreement may be terminated by our Manager before each annual renewal upon written notice delivered to our Board of Trustees no later than 180 days prior to an annual renewal date.

Our Manager may also terminate the Management Agreement if we become required to register as an investment company under the 1940 Act, with such termination deemed to occur immediately before such event. In addition, our Manager may terminate the Management Agreement upon 60 days’ written notice for a material breach by us, as defined in the Management Agreement, which includes if we default in the performance or observance of any material term, condition or covenant contained in the Management Agreement, the consequence of which was materially adverse to our Manager and which did not result from and was not attributable to any action, or failure to act, of our Manager and the default continues for a period of 30 days after written notice to us requesting that the default be remedied within that period, we materially reduce our Managers’ duties and responsibilities or scope of its authority under the Management Agreement or we cease or take steps to cease to conduct the business of originating or investing in commercial real estate loans.

6.

Other Provisions. We have agreed to indemnify our Manager and its affiliates, including RMR LLC, its members, officers, employees and affiliates against liabilities relating to acts or omissions of such party with respect to the provision of services to us, except to the extent such provision of services was in bad faith or was grossly negligent. In addition, the Management Agreement provides that any disputes, as defined in the agreements, arising out of or relating to the agreement or the provision of services pursuant thereto, upon the demand of a party to the dispute, shall be subject to mandatory arbitration in accordance with procedures provided in the agreement.

For purposes of the calculation of base management fees and incentive fees payable to our Manager under the Management Agreement, "core earnings" is defined as net income (or loss) attributable to common shareholders computed in accordance with GAAP, including realized losses not otherwise included in GAAP net income (loss), and excluding: (a) the incentive fees earned by our Manager; (b) depreciation and amortization (if any); (c) non cash equity compensation expense (if any); (d) unrealized gains, losses and other similar non-cash items that are included in net income for the period of the calculation (regardless of whether such items are included in or deducted from net income or in other comprehensive income or loss under GAAP); and (e) one-time events pursuant to changes in GAAP and certain material non cash income or expense items (in each case after discussions between our Manager and our Independent Trustees and approved by a majority of such Independent Trustees). Pursuant to the terms of the Management Agreement, the exclusion of depreciation and amortization from the calculation of core earnings shall only apply to owned real estate. Our shares of beneficial interest that are entitled to a specific periodic distribution or have other debt characteristics will not be included in equity for the purpose of calculating incentive fees payable to our Manager. Instead, the aggregate distribution amount that accrues to such shares during the calendar quarter of such calculation will be subtracted from core earnings for purposes of calculating incentive fees, unless such distribution is otherwise already excluded from core earnings. Equity and core earnings as defined in the Management Agreement are non-GAAP financial measures and may be different than our shareholders’ equity and net income calculated according to GAAP.

Until January 6, 2021, RMR Advisors also performed administrative functions for us pursuant to an administration agreement with us. RMR Advisors also entered into a subadministration agreement with State Street Bank and Trust Company, or State Street, to perform substantially all fund accounting and other administrative services for us. Under the administration agreement, RMR Advisors was entitled to reimbursement of the cost of providing administrative services. We paid RMR Advisors $76,757 for subadministrative fees charged by State Street for the year ended December 31, 2020. On January 6, 2021, RMR Advisors merged with and into our Manager, with our Manager being the surviving entity. Our Manager has assumed the administration agreement with us and the subadministration agreement with State Street.

Each trustee who is not a director, officer or employee of Tremont Realty Advisors, and who is not an "interested person" of us, as defined under the 1940 Act, for the year ended December 31, 2020 is considered to be a "disinterested trustee". We pay cash compensation to our disinterested trustees, consisting primarily of an annual retainer. We incurred trustee fees and expenses of $55,347 for the year ended December 31, 2020.

Our Board of Trustees, and separately the disinterested trustees, has authorized us to make payments to RMR Advisors and, commencing January 5, 2021, our Manager for costs, related to our compliance and internal audit programs. We incurred compliance and internal audit expenses of $144,543, which includes our allocated portion for compliance and internal audit related costs for the year ended December 31, 2020.